FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Hedging instruments of net foreign investment (Parenthectical) (Details) - Net foreign investment - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Designated capital as a hedged instrument	$ 1,124,613		$ 1,592,034
Debt instruments
Disclosure of detailed information about financial instruments [line items]
Designated capital as a hedged instrument		$ 200,000
Repurchase of debt securities issued designated as hedging instrument	$ 267,421